Acquisitions (Details)	12 Months Ended
	Sep. 30, 2012 Store	Sep. 30, 2011 Store Stock Asset	Sep. 30, 2010 Store Asset Stock
Business Acquisition [Line Items]
Number of acquisitions asset purchase		9	5
Number of acquisitions stock purchase		3	0
Pawn stores acquired	15	40	16
United States
Business Acquisition [Line Items]
Pawn stores acquired		34	16
Foreign [Member]
Business Acquisition [Line Items]
Pawn stores acquired		6	0
Crediamigo [Member]
Business Acquisition [Line Items]
Number of acquisitions asset purchase	0
Number of acquisitions stock purchase	1
Pawn stores acquired	45
Crediamigo [Member] | United States
Business Acquisition [Line Items]
Pawn stores acquired	0
Crediamigo [Member] | Foreign [Member]
Business Acquisition [Line Items]
Pawn stores acquired	45
Other Acquisitions [Member]
Business Acquisition [Line Items]
Number of acquisitions asset purchase	7
Number of acquisitions stock purchase	4
Pawn stores acquired	51
Other Acquisitions [Member] | United States
Business Acquisition [Line Items]
Pawn stores acquired	50
Other Acquisitions [Member] | Foreign [Member]
Business Acquisition [Line Items]
Pawn stores acquired	1